OTHER RECEIVABLES (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Government authorities	$ 73	$ 228
Prepaid expenses and other	389	222
Other receivables	$ 462	$ 450